Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

September 30, 2020

VIPIFFINC-QTLY-1120
1.822890.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 7.0%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	25,736	$1,141,896
VIP Equity-Income Portfolio Investor Class (a)	57,723	1,200,637
VIP Growth & Income Portfolio Investor Class (a)	71,130	1,370,683
VIP Growth Portfolio Investor Class (a)	12,713	1,168,452
VIP Mid Cap Portfolio Investor Class (a)	10,498	333,216
VIP Value Portfolio Investor Class (a)	68,519	881,152
VIP Value Strategies Portfolio Investor Class (a)	40,833	431,202
TOTAL DOMESTIC EQUITY FUNDS
(Cost $4,868,207)		6,527,238

International Equity Funds - 13.2%
VIP Emerging Markets Portfolio Investor Class (a)	617,749	7,412,987
VIP Overseas Portfolio Investor Class (a)	211,865	5,019,079
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $9,427,779)		12,432,066

Bond Funds - 57.1%
Fidelity Inflation-Protected Bond Index Fund (a)	1,023,896	11,242,381
Fidelity Long-Term Treasury Bond Index Fund (a)	127,127	2,144,631
VIP High Income Portfolio Investor Class (a)	359,556	1,880,478
VIP Investment Grade Bond Portfolio Investor Class (a)	2,736,861	38,425,524
TOTAL BOND FUNDS
(Cost $48,513,534)		53,693,014

Short-Term Funds - 22.7%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $21,319,496)	21,319,496	21,319,496
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $84,129,016)		93,971,814
NET OTHER ASSETS (LIABILITIES) - 0.0%		6
NET ASSETS - 100%		$93,971,820

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$10,293,352	$3,250,207	$3,181,648	$23,224	$16,006	$864,464	$11,242,381
Fidelity Long-Term Treasury Bond Index Fund	2,163,699	883,022	1,293,658	33,060	135,778	255,790	2,144,631
VIP Contrafund Portfolio Investor Class	955,610	983,529	993,579	5,823	118,552	77,784	1,141,896
VIP Emerging Markets Portfolio Investor Class	5,214,146	4,722,582	2,550,631	467,271	(16,343)	43,233	7,412,987
VIP Equity-Income Portfolio Investor Class	1,009,892	1,175,467	888,073	47,751	(24,908)	(71,741)	1,200,637
VIP Government Money Market Portfolio Investor Class 0.01%	20,195,721	9,758,810	8,635,035	63,472	--	--	21,319,496
VIP Growth & Income Portfolio Investor Class	1,150,863	1,348,465	1,002,659	61,021	78,057	(204,043)	1,370,683
VIP Growth Portfolio Investor Class	976,830	1,048,031	1,031,048	88,494	255,379	(80,740)	1,168,452
VIP High Income Portfolio Investor Class	1,716,677	794,064	579,364	13,074	(26,673)	(24,226)	1,880,478
VIP Investment Grade Bond Portfolio Investor Class	35,095,954	11,393,666	10,354,730	157,722	(98,163)	2,388,797	38,425,524
VIP Mid Cap Portfolio Investor Class	280,352	269,288	228,776	440	(3,438)	15,790	333,216
VIP Overseas Portfolio Investor Class	5,578,241	2,866,446	3,470,448	24,695	(75,240)	120,080	5,019,079
VIP Value Portfolio Investor Class	741,603	838,645	601,229	30,446	(23,647)	(74,220)	881,152
VIP Value Strategies Portfolio Investor Class	363,138	393,961	273,659	19,658	(10,094)	(42,144)	431,202
	$85,736,078	$39,726,183	$35,084,537	$1,036,151	$325,266	$3,268,824	$93,971,814

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of the trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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